Shareholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in common stock outstanding
Shares outstanding at beginning of year	583,043,872	582,848,102	582,901,524
LTIP shares forfeited	(433)	(7,501)	(55,420)
LTIP tax shares repurchased and cancelled	(162,257)	(185,257)	(308,882)
Shares repurchased and cancelled	(6,776,637)
Stock options exercised		362,284	245,280
Equity incentive award plan shares issued	30,654	26,244	65,600
Shares outstanding at end of year	576,135,199	583,043,872	582,848,102